Prepaid Expenses and Other Current Assets	12 Months Ended
Jun. 30, 2022
MSGE SPINCO, INC [Member]
Prepaid Expense And Other Assets Current [Line Items]
Prepaid Expenses and Other Current Assets
Note 7. Prepaid Expenses and Other Current Assets
Prepa
id expenses and other current assets consisted of the following:

	As of
	June 30, 2022	June 30, 2021
Prepaid insurance	$6,896	$5,411
Prepaid revenue sharing expense	43,291	32,661
Other prepaid expenses	14,878	8,497
Deferred production costs — Christmas Spectacular and other productions	3,801	4,090
Inventory (a)	2,752	2,233
Contract assets (b)	5,503	7,052
Other	2,320	3,560

Total prepaid expenses and other current assets	$79,441	$63,504

(a)	Inventory is primarily comprised of food and liquor for venues.
(b)	See Note 4, Revenue Recognition for more information on contract assets.